Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of currency exchange rates used in preparing YS Group's CFS	The following table outlines the currency exchange rates used in preparing YS Group’s CFS:
Foreign currency	As of March 31,		Years Ended March 31,
	2022	2023	2021	2022	2023
	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	6.3482	6.8717	6.8282	6.4598	6.6100
RMB:1S$	4.6932	5.1760	4.9246	4.7850	4.9346

Schedule of property, plant and equipment to its residual value over its estimated useful life

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicle	4 – 5 years
Leasehold improvement	Lesser of the lease term or life of assets

Schedule of percentage of YS Group's top 5 vendors accounting for total purchases

Details of percentage of YS Group’s top 5 vendors accounting for total purchases are as follows:

	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%
	Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%
	Year Ended March 31, 2021
	(RMB)	(US$)
Vendor A	32,063,500	$4,879,324	37.9%
Vendor F	5,781,888	879,870	6.8%
Vendor G	4,862,320	739,933	5.7%
Vendor C	4,568,088	695,157	5.4%
Vendor H	3,199,200	486,844	3.8%
Total	50,474,996	$7,681,128	59.6%

Schedule of percentage of YS Group’s top 5 vendors accounting for accounts payable

Details of percentage of YS Group’s top 5 vendors accounting for accounts payable are as follows:

	As of March 31, 2023
	(RMB)	(US$)
Vendor A	3,220,000	$468,589	4.0%
Vendor F	420	61	0.0%
Vendor H	16,118	2,346	0.0%
Total	3,236,538	$470,996	4.0%
	As of March 31, 2022
	(RMB)	(US$)
Vendor E	1,420,549	$223,772	4.6%
Total	1,420,549	$223,772	4.6%